TAXES ON INCOME - Deferred income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Research and development costs	$ 333	$ 661
Depreciation and amortization	534	519
Employees and other accruals	1,989	1,457
Operating lease liabilities	2,870	2,691
Stock based compensation	2,922	1,177
Net operating losses	1,958	908
Other		467
Deferred tax assets	10,606	7,880
Valuation allowance	(861)	(1,010)
Net deferred tax assets	9,745	6,870
Deferred tax liabilities:
Property and equipment	(281)	(182)
Marketable securities	(198)
Operating lease right-of-use assets	(3,100)	(2,980)
Intangible assets	(3,698)	(1,529)
Total deferred tax liabilities	(7,277)	(4,691)
Total deferred tax assets, net	2,468	$ 2,179
Unrecognized tax benefit net from deferred tax asset	$ 966